Income Tax Expense - Schedule of Changes in Consolidated Deferred Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	€ (1)	€ (33)	€ 3
Tax on items recognised directly within other comprehensive income	4	(33)	3
(b) Within the Consolidated Statement of Changes in Equity:
Deferred tax - share-based payment expense	4	7
Curent And Deferred Tax Relating To Items Charged Or Credited Directly To Equity, Total	(2)	(5)	12
Income tax recognised outside the Consolidated Income Statement	2	(38)	15
Retirement Benefit Obligations [member]
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(1)	(33)	3
Cash Flow Hedges [member]
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - cash flow hedges	5
Share option exercise [member]
(b) Within the Consolidated Statement of Changes in Equity:
Current tax - share option exercises	2	2
Share-based payment expense [member]
(b) Within the Consolidated Statement of Changes in Equity:
Deferred tax - share-based payment expense	€ (4)	€ (7)	€ 12